Right-Of-Use-Assets	12 Months Ended
Dec. 31, 2025
RIGHT-OF-USE-ASSETS
Right-Of-Use-Assets

18.  RIGHT-OF-USE-ASSETS

Right-of-use assets as of December 31, 2025, December 31, 2024, and January 1, 2024, are detailed as follows:

	Land	Buildings, Net	Other plants and equipment	Right-of-use assets, Net
Movements in 2025	ThUS$	ThUS$	ThUS$	ThUS$
Opening balance as of January 1, 2025	241,477	21,942	10,160	273,579
New asset contracts, right-of-use	68,929	2,611	16,495	88,035
Increases (decreases) from foreign currency translation differences, net	43,367	2,872	904	47,143
Depreciation (1)	(14,899)	(5,429)	(13,791)	(34,119)
Retirements	(5,510)	—	—	(5,510)
Other increases (decreases)	10,735	—	—	10,735
Total movements	102,622	54	3,608	106,284
Closing balance as of December 31, 2025	344,099	21,996	13,768	379,863

	Land	Buildings, Net	Other plants and equipment	Right-of-use assets, Net
Movements in 2024	ThUS$	ThUS$	ThUS$	ThUS$
Opening balance as of January 1, 2024	259,589	27,977	19,179	306,745
New asset contracts, right-of-use	43,286	512	107	43,905
Increases (decreases) from foreign currency translation differences, net	(19,153)	(846)	(1,766)	(21,765)
Depreciation (1)	(11,780)	(5,621)	(7,360)	(24,761)
Retirements	(30,465)	(80)	—	(30,545)
Total movements	(18,112)	(6,035)	(9,019)	(33,166)
Closing balance as of December 31, 2024	241,477	21,942	10,160	273,579

(1)	See Note 31.a)

As of December 31, 2025, the main right-of-use assets and lease liabilities primarily arise from land lease contracts for the development of non-conventional renewable energy projects within the EGP Chile Group, in projects such as El Manzano, Guanshoi, Sector Miraje, and Llanos de Chulo, with remaining durations ranging from 25 to 60 years, which accrue interest at an annual rate in the range of 2.42% to 2.93%.

The present value of future payments derived from those contracts is detailed as follows:

	As of December 31,						As of January 01,
	2025			2024			2024
	Gross	Interest	Present value	Gross	Interest	Present value	Gross	Interest	Present Value
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Less than one year	59,191	17,673	41,518	37,703	10,721	26,982	37,626	10,106	27,520
From one to two years	35,077	15,685	19,392	22,497	11,119	11,378	20,700	9,834	10,866
From two to three years	32,926	15,022	17,904	21,754	10,243	11,511	20,082	9,080	11,002
From three to four years	31,741	14,346	17,395	21,602	9,805	11,797	19,861	8,938	10,923
From four to five years	27,654	14,075	13,579	21,614	9,409	12,205	19,963	8,544	11,419
More than five years	503,665	203,256	300,409	377,696	155,917	221,779	380,168	146,281	233,887
Total	690,254	280,057	410,197	502,866	207,214	295,652	498,400	192,783	305,617

a)	Short-term and low-value leases

The consolidated income statement for the years ended December 31, 2025, 2024 and 2023 includes expenses of ThUS$8,635, ThUS$7,111 and ThUS$6,500, respectively, of which ThUS$8,480 correspond to payments for short‑term leases in 2025 (ThUS$6,875 in 2024 and ThUS$6,246 in 2023) and ThUS$155 relate to leases with variable payment clauses in 2025 (ThUS$236 in 2024 and ThUS$254 in 2023), which are exempt from the application of IFRS 16 (see Note 4.f).

As of December 31, 2025 and 2024, the future payments arising from these contracts are as follows:

	As of December 31,	As of December 31,
	2025	2024
	ThUS$	ThUS$
Less than one year	3,422	1,232
From one to two years	—	—
From two to three years	—	—
From three to four years	—	—
From four to five years	—	—
More than five years	—	—
Total	3,422	1,232